Federal Home Loan Bank Advances - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Borrowings [Abstract]
Secured line of credit with the FHLB	$ 10,000
Federal Home Loan Bank advances	$ 234,595	$ 148,277
FHLB advances interest rate range from	0.03%	0.22%
FHLB advances interest rate range to	3.99%	3.99%